Related Parties - Related Parties (Detail) - Key Employees $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Beginning Balance	$ 2,874
New loans and extensions to existing loans	268
Repayments and other reductions	(572)
Ending Balance	$ 2,570